BUSINESS ACQUISITIONS AND GOODWILL - Impact on Company's Consolidated Earnings (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Revenue				$ 1,053,019	$ 898,126	$ 808,801
Net earnings				$ 46,649	$ 63,958	$ 51,137
Polyair Acquisition
Disclosure of detailed information about business combination [line items]
Revenue	$ 55,505
Net earnings	$ (699)
Airtrax Acquisition
Disclosure of detailed information about business combination [line items]
Revenue			$ 4,708
Net earnings			$ 99
Cantech Acquisition
Disclosure of detailed information about business combination [line items]
Revenue		$ 32,352
Net earnings		$ 137